Property, Plant and Equipment - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	£ 69,000,000	£ 68,000,000	£ 71,000,000
Property, plant and equipment	209,000,000	242,000,000
Freeholds land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	£ 0
Freehold buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	50 years
Long leases [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	50 years
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	10 years
Plant [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	20 years
Plant [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	3 years
Office furniture, fixtures and fittings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	10 years
Office furniture, fixtures and fittings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	5 years
Computer systems, communication networks and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	7 years
Computer systems, communication networks and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	3 years
Freehold land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	£ 0	0
Property, plant and equipment	14,000,000	16,000,000
Fixtures and equipment under finance lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	£ 16,000,000	£ 20,000,000